RECENT INVESTMENT ACTIVITY (Tables)	12 Months Ended
Dec. 31, 2012
Proforma Revenue (Tables) [Abstract]
Schedule of Proforma Revenue [Text Block]
	Years ended December 31,
(Dollars in millions)	2011	2010
Revenues	$10,379	$10,277
Earnings(1)	1,079	1,062
(1)	Pro forma earnings for 2010 include the $277 million gain related to the remeasurement of equity method investments, and accordingly, pro forma earnings for 2011 exclude the gain.

Purchase Price Allocation (Tables) [Abstract]
Schedule of Purchase Price Allocation [Text Block]
PURCHASE PRICE ALLOCATION
(Dollars in millions)
	At April 6, 2011
				Other
	Chilean	Peruvian		holding
	entities	entities		companies	Total
Fair value of businesses acquired:
Cash consideration (fair value of total
consideration)	$495	$385		$8	$888
Fair value of equity method
investments immediately prior to
the acquisition	495	385		2	882
Fair value of noncontrolling interests	37	242		―	279
Total fair value of businesses acquired	1,027	1,012		10	2,049

Recognized amounts of identifiable assets
acquired and liabilities assumed:
Cash	219	22		4	245
Property, plant and equipment	555	931		―	1,486
Long-term debt	(305)	(179)		―	(484)
Other net assets (liabilities) acquired	44	(223)		6	(173)
Total identifiable net assets	513	551		10	1,074
Goodwill	$514	$461	$	―	$975

Recent Investment Activity (Tables) [Abstract]
Schedule of Business Acquisitions, by Acquisition
(Dollars in millions)	At April 30, 2010
Cash consideration (fair value of total consideration)	$307
Recognized amounts of identifiable assets acquired and liabilities assumed:
Investment in equity method investee	256
Other net assets acquired	33
Total identifiable net assets	289
Goodwill(1)	$18
(1)	The goodwill, which represents the residual of the consideration paid over the identifiable net assets, is assigned to the Sempra Mexico segment and is attributed to the strategic value of the transaction. None of the goodwill recorded is deductible in Mexico for income tax purposes.